SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS
23.	SUBSEQUENT EVENTS

Changes in tax legislation

Ghana

The following changes to the current tax regime relating to mining companies were passed by the Ghanaian parliament and gazetted as of March 9, 2012. The changes include the following:

•	Increased tax rate for mining companies from 25% to 35%.

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As from the 2012 year of assessment, capital allowances on mining assets would now be granted at the rate of 20% on the cost base of the assets, versus the previous 80% of the cost base of assets in the first year, 50% of the balance (the remaining 20%) of the tax written down value annually thereafter. Previously an “upliftment allowance” calculated as being 5% of the cost price of the asset was also granted claimable in the year following the acquisition. This “upliftment allowance” has expired and is to be abolished.

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Expenses exclusively incurred on one contracting area or site would no longer be offset against profits from another contracting area or site belonging to the same company in determining the chargeable income for income tax purposes (The mechanics of this change still need to be defined by the Ghanaian tax authorities).

•	Expiration of the National Fiscal Stabilisation Levy of 5%.

In addition the following further amendments have been proposed:

•	A windfall profit tax of 10% on mining companies. The 10% is expected to be calculated based on an adjusted cash balance method, which is yet to be defined.

•	Capital gains tax on the appreciation in the value of companies whose ownerships are transferred or changed.

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The introduction of transfer pricing regulations to strengthen existing legislation to deal with taxation of multinational companies and minimize the incidence of tax avoidance through Transfer Pricing. Transfer Pricing refers to the setting, analysis, documentation and adjustment of charges made between related parties for goods, services or use of property.

South Africa

During the budget speech in February 2012, the Minister of Finance announced that STC will be abolished resulting in the abolishment of the STC inclusive Gold mining formula. The result is that there will now only be one Gold Mining formula with effect from January 1, 2012.

The formula being: y = a – (ab/x), where:

y = the tax rate to be determined;

a = the marginal tax rate of either 34% or 43% (depending on STC election);

b = the portion of tax-free revenue (currently the first 5%); and

x = the ratio of taxable income to the total income.

We have evaluated the Ghanaian and South African tax changes and consider the adjustments required for these to be enacted subsequent to December 31, 2011, therefore no adjustments were made for these tax changes at period end.

Far Southeast

The Group has exercised its 40% option in the gold-copper Far Southeast Project in the Philippines after making a US$110-million payment on March 22, 2012. After making two down-payments of US$44-million and US$66-million in September 2010 and September 2011 respectively, Gold Fields has decided to bring forward half of the remaining US$220-million payment to acquire Liberty’s 40% interest in Far Southeast. Gold Fields continues to hold its option to acquire an additional 20% stake in Far Southeast from Lepanto for a further US$110-million, which, if exercised, would increase its total interest in Far Southeast to 60%. The Liberty and Lepanto options were initially granted to Gold Fields for the later of 18 months from signature in September 2010 or the date of receiving a Financial or Technical Assistance Agreement (FTAA) for the project. A FTAA licence allows a foreign corporation to control a majority interest in a Philippine mining project.

Notwithstanding this provision, Gold Fields had the discretion to exercise either option prior to the FTAA being granted. Gold Fields has decided to exercise the Liberty option earlier than originally planned due to the fact that:

•	The due diligence results to date are positive and demonstrate significant upside to the resource potential;

•	By acquiring ownership of 40% it demonstrates its commitment to the project and formalises its partnership with Lepanto; and

•	The early exercise of the Liberty option does not affect the remaining 20% Lepanto option, which continues to be exercisable in accordance with the terms of the agreement.

The FTAA application for the Far Southeast project was filed in November 2011 and based on the date of the filing Gold Fields expects it could be granted in the second half of 2012. Gold Fields also expects to have a maiden Resource statement for Far Southeast and commence a pre-feasibility study later in 2012. The Group has evaluated the option agreement and considers the adjustment required for the above to be applicable subsequent to December 31, 2011 and therefore no adjustments to the financial statements were made at period end.